Trade and Other Payables and Related Party Trade Payables - Summary of Trade and Other Payables and Related Party Trade Payables (Detail) - JPY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other current payables [abstract]
Trade payables	¥ 1,954,071	¥ 1,162,350
Related party trade payables	5,189,472	3,288,093
Account payables-other	1,131,962	710,562
Others	531,995	278,637
Total	8,807,500	5,439,642
Trade and other payables	3,618,028	2,151,549
Related party trade payables	5,189,472	3,288,093
Total	¥ 8,807,500	¥ 5,439,642